Net Income Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 14,293	$ 15,080	$ 16,814
Income from continuing operations attributable to noncontrolling interest	(650)	(386)	(632)
Income from continuing operations attributable to Walmart	$ 13,643	$ 14,694	$ 16,182
Weighted-average common shares outstanding, basic	3,101	3,207	3,230
Dilutive impact of stock options and other share-based awards	11	10	13
Weighted-average common shares outstanding, diluted	3,112	3,217	3,243
Basic income per common share from continuing operations attributable to Walmart	$ 4.40	$ 4.58	$ 5.01
Diluted income per common share from continuing operations attributable to Walmart	$ 4.38	$ 4.57	$ 4.99